`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     May 7, 2010

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	135,981

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      331    13134 SH       Sole                                      13134
Abbott Laboratories            COM              002824100     1952    40918 SH       Sole                                      40918
Advantage Oil & Gas LTD Com NP COM              00765F101       93    38440 SH       Sole                                      38440
Altria Group Inc               COM              02209S103      232    14462 SH       Sole                                      14462
Amgen Inc                      COM              031162100     1518    30651 SH       Sole                                      30651
Bank Of America Corp New       COM              060505104       85    12490 SH       Sole                                      12490
Berkshire Hathaway Inc Del Cl  COM              084670108     1561       18 SH       Sole                                         18
Berkshire Hathaway Inc Del Cl  COM              084670702    11813     4189 SH       Sole                                       4189
Brown Foreman                  COM              115637209     2629    67717 SH       Sole                                      67717
ChevronTexaco Corp Com         COM              166764100     8765   130356 SH       Sole                                     130356
Coca-Cola                      COM              191216100     3937    89572 SH       Sole                                      89572
Colgate Palmolive              COM              194162103     3384    57370 SH       Sole                                      57370
ConocoPhillips Com             COM              20825C104     3881    99105 SH       Sole                                      99105
Dell Computer                  COM              24702R101      800    84355 SH       Sole                                      84355
Diageo P L C Spnsrd Adr New    COM              25243Q205     3131    69960 SH       Sole                                      69960
Duke Energy Corp               COM              26441c105      216    15108 SH       Sole                                      15108
Exxon Mobil Corp Com           COM              30231G102    16422   241141 SH       Sole                                     241141
Genea Energy                   COM              36873Z100      100    71429 SH       Sole                                      71429
General Electric Co            COM              369604103      115    11343 SH       Sole                                      11343
Hershey Foods Corp Com         COM              427866108     2681    77155 SH       Sole                                      77155
Home Depot                     COM              437076102     2663   113033 SH       Sole                                     113033
Hugoton Rty Tr Tex Unit Ben In COM              444717102      107    11240 SH       Sole                                      11240
International Pwr Grou Com     COM              46018A100        0    11525 SH       Sole                                      11525
J P Morgan Chase & Co          COM              46625H100     1397    52549 SH       Sole                                      52549
Johnson & Johnson              COM              478160104     8714   165660 SH       Sole                                     165660
Kinder Morgan Mgmt Llc Shs     COM              49455U100     4619   113330 SH       Sole                                     113330
Lowes Cos Inc Com              COM              548661107      771    42246 SH       Sole                                      42246
Mcdonalds                      COM              580135101     3434    62923 SH       Sole                                      62923
Mcgraw Hill Inc Com            COM              580645109     3132   136952 SH       Sole                                     136952
Microsoft                      COM              594918104     2951   160642 SH       Sole                                     160642
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
Nokia Corp Sponsored Adr       COM              654902204     1378   118122 SH       Sole                                     118122
North European Oil Royalty Tru COM              659310106      202     7775 SH       Sole                                       7775
Oracle Corp Com                COM              68389X105     3887   215082 SH       Sole                                     215082
Penn West Energy Tr Tr Unit    COM              707885109       99    10409 SH       Sole                                      10409
Pepsico                        COM              713448108     3284    63794 SH       Sole                                      63794
Pfizer                         COM              717081103     4798   352309 SH       Sole                                     352309
Philip Morris Intl Inc Com     COM              718172109     4130   116070 SH       Sole                                     116070
Proctor & Gamble               COM              742718109     4722   100273 SH       Sole                                     100273
Proshares Tr Ultra S&P 500     COM              74347R107      679    34420 SH       Sole                                      34420
Provident Energy Tr Unit       COM              74386K104      531   142705 SH       Sole                                     142705
Sanofi-Aventis Sponsored ADR   COM              80105N105     4002   143297 SH       Sole                                     143297
US Bancorp Del Com New         COM              902973304     1413    96685 SH       Sole                                      96685
Union Pac Corp Com             COM              907818108      258     6280 SH       Sole                                       6280
Vanguard Sector Index Fds Vang COM              92204A207     2362    45970 SH       Sole                                      45970
Wal-Mart Stores Inc            COM              931142103      235     4507 SH       Sole                                       4507
Walgreens, Inc.                COM              931422109     1126    43378 SH       Sole                                      43378
Wells Fargo & Co Del Com       COM              949746101     1325    93032 SH       Sole                                      93032
iShares Tr Msci Emerg Mkt      COM              464287234      207     8340 SH       Sole                                       8340
iShares Tr S&P Gbl Energy      COM              464287341     9909   373910 SH       Sole                                     373910